Selling, General and Administrative - Additional Information (Detail) - Selling, General and Administrative Expenses [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Schedule Of Selling General And Administrative Expense [Line Items]
Outsourced service	$ 2,980,504	$ 8,251,614
Shared Service Agreement [Member]
Schedule Of Selling General And Administrative Expense [Line Items]
Outsourced service charged from related parties	$ 236,889	$ 528,597